ENVIRONMENTAL REMEDIATION LIABILITY (Details) (USD $)	3 Months Ended
Mar. 31, 2012
ENVIRONMENTAL REMEDIATION LIABILITY
Environmental remediation	$ (6,232,000)
Environmental remediation liability, current	$ 39,700,000